GENERAL EXPENSES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	$ (131.4)	$ (156.9)	$ (151.9)
Franchise fees and commercial services
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(29.0)	(63.2)	(62.5)
Legal, consulting and audit fees
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(20.4)	(13.5)	(11.7)
Premises
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(18.0)	(14.9)	(16.3)
Repairs, maintenance and utilities
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(17.0)	(17.1)	(15.5)
Office and administration
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(14.4)	(16.2)	(14.6)
Travel, entertainment and representation
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(11.8)	(11.7)	(11.6)
Taxes, other than income taxes
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(7.9)	(7.1)	(8.4)
IT expenses
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(6.2)	(6.3)	(4.6)
Insurances
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(4.0)	(2.2)	(2.2)
PR and advertising
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	(1.8)	(3.2)	(2.7)
Bank expenses
DisclosureOfGeneralExpensesLineItems [Line Items]
General expenses	$ (0.9)	$ (1.5)	$ (1.8)